Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (46,566)	$ (33,764)
Non-cash items:
Depreciation and amortization	59,003	49,324
(Gain) loss on sale of vessels (note 14)	(170)	4,569
Unrealized (gain) loss on derivative instruments (note 9)	(3,283)	1,578
Equity (income) loss	(624)	26,900
Other	5,467	6,554
Change in operating assets and liabilities	3,368	12,787
Expenditures for dry docking	(6,725)	(3,417)
Net operating cash flow	10,470	64,531
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	45,659	14,300
Repayments of long-term debt	(66,333)	(57,894)
Prepayments of long-term debt	0	(69,216)
Scheduled repayments of obligations related to capital leases (note 8)	(3,503)	0
Cash dividends paid	(8,052)	(9,925)
Proceeds from issuance of Class A common stock (note 12)	0	5,000
Proceeds from equity offerings, net of offering costs (note 12)	0	8,565
Other	(92)	(241)
Net financing cash flow	(32,321)	(109,411)
INVESTING ACTIVITIES
Proceeds from sales of vessels (note 14)	589	40,686
Expenditures for vessels and equipment	(2,207)	(2,628)
Return of capital from equity-accounted investment	746	0
Loan repayments from equity-accounted investment	0	550
Net investing cash flow	(872)	38,608
Decrease in cash, cash equivalents and restricted cash	(22,723)	(6,272)
Cash, cash equivalents and restricted cash, beginning of the period	75,710	94,907
Cash, cash equivalents and restricted cash, end of the period	$ 52,987	$ 88,635